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Meritage Growth Equity Fund
Summary Section – Meritage Growth Equity Fund
Investment Objective
The investment objective of the Meritage Growth Equity Fund (the "Growth Equity Fund" or the "Fund") is to seek growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Meritage Growth Equity Fund - USD ($)	Institutional Shares	Investor Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Meritage Growth Equity Fund		Institutional Shares	Investor Shares
Management Fee		0.75%	0.75%
Distribution and/or Service Fee (12b-1) Fees		none	0.25%
Other Expenses		0.74%	0.75%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Operating Expenses	[1]	1.52%	1.78%
Expense Waiver/Reimbursement	[2]	(0.49%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1],[2]	1.03%	1.28%
[1]	Total Annual Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	Meritage Portfolio Management, Inc., the Fund's adviser (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of the Fund's average daily net assets through December 31, 2020 ("Expense Limitation Agreement"). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the "Board") may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Meritage Growth Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	105	432	783	1,771
Investor Shares	130	512	918	2,053

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund principally invests in exchange-traded common stocks of domestic companies. Up to 35% of the Fund's total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts ("ADRs") relating to foreign companies (including those located in emerging markets) that trade in the U.S. The Fund considers "emerging markets" generally to include any country in the initial stages of industrialization and that generally has a low per capita income. Emerging markets countries include those defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International ("MSCI") Emerging Markets Index, but may include other countries in the discretion of the Adviser. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. With respect to up to 15% of its total assets, the Fund may use exchange-traded funds ("ETFs") to invest in particular sectors instead of investing directly in companies comprising those sectors.

The Fund seeks to consistently outperform the Russell 1000 Growth Index over rolling three-year investment time horizons and to do so with lower volatility by building a portfolio of 35 - 75 companies that the Adviser believes will provide a better investment opportunity than a portfolio of companies comprising the index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity market and includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund invests in large capitalization companies (e.g. companies with market capitalizations of greater than $10 billion) but it may also invest in medium capitalization companies (e.g. companies with market capitalizations in the range of $2 billion to $10 billion) and in small capitalization companies (e.g. companies with market capitalizations less than $2 billion). The Fund may, at times, concentrate its investments in a particular sector, such as information technology, if the Adviser believes stocks in that particular sector are performing more favorably.

The Adviser's investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser's investment universe. The Fund will invest in 35 – 75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser's best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company's business prospects.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, "Foreign Security Risk" below). These risks may adversely affect the value of the Fund's investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended (the "IRC"), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund's own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Fund depends on the Adviser's success in selecting investments on behalf of the Fund. The Adviser's judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. Although the Adviser will not concentrate a Fund's investment in any particular industry or group of industries, the Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Performance Information

The bar chart and average annual total returns table below illustrate the risks of investing in the Growth Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively. The Growth Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund's website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Growth Equity Fund's Institutional Shares.

Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 10.22% for the quarter ended September 30, 2018 and the lowest return for a quarter was (16.56)% for the quarter ended December 31, 2018. The Growth Equity Fund's Institutional Shares year-to-date return as of November 30, 2019 was 28.73%.

The average annual total returns table shows how the Growth Equity Fund's average annual returns compare with those of its benchmark, the Russell 1000® Growth Index.

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Meritage Growth Equity Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Institutional Shares		(3.97%)	9.01%	9.24%	Dec. 23, 2013
Institutional Shares | After Taxes on Distributions	[2],[3]	(5.71%)	8.01%	8.24%	Dec. 23, 2013
Institutional Shares | After Taxes on Distributions and Sales	[2],[3]	(1.13%)	7.06%	7.24%	Dec. 23, 2013
Investor Shares		(4.21%)	8.73%	8.95%	Dec. 23, 2013
Russell 1000® Growth Index	[4]	(1.51%)	10.40%	10.73%	Dec. 23, 2013
[1]	The inception of the Growth Equity Fund was December 23, 2013.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.